Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001916331
Amendment Description	Amendment no. 1
Document Type	F-1/A
Entity Registrant Name	Neo-Concept International Group Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10/F, Seaview Centre
Entity Address, Address Line Two	No. 139-141 Hoi Bun Road
Entity Address, City or Town	Kwun Tong, Kowloon
Entity Address, Country	HK
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	10/F, Seaview Centre
Entity Address, Address Line Two	No. 139-141 Hoi Bun Road
Entity Address, City or Town	Kwun Tong, Kowloon
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	2798-8639